Schedule of Investments (unaudited)
January 31, 2025
iShares® Morningstar U.S. Equity ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.9%
Axon Enterprise, Inc.(a)	1,606	$ 1,047,401
Boeing Co. (The)(a)	16,851	2,974,539
Curtiss-Wright Corp.	861	298,715
General Dynamics Corp.	5,586	1,435,490
General Electric Co.	24,421	4,971,383
HEICO Corp.	948	226,515
HEICO Corp., Class A	1,756	334,220
Howmet Aerospace, Inc.	9,191	1,163,397
L3Harris Technologies, Inc.	4,275	906,343
Lockheed Martin Corp.	4,736	2,192,531
Northrop Grumman Corp.	3,307	1,611,402
RTX Corp.	29,877	3,852,639
Textron, Inc.	4,305	329,376
TransDigm Group, Inc.	1,269	1,717,388
		23,061,339
Air Freight & Logistics — 0.3%
Expeditors International of Washington, Inc.	3,165	359,481
FedEx Corp.	5,076	1,344,480
United Parcel Service, Inc., Class B	16,460	1,880,226
		3,584,187
Automobile Components — 0.0%
Aptiv PLC(a)	5,438	339,440
Automobiles — 2.3%
Ford Motor Co.	88,203	889,086
General Motors Co.	24,779	1,225,570
Tesla, Inc.(a)	63,002	25,490,609
		27,605,265
Banks — 3.5%
Bank of America Corp.	150,423	6,964,585
Citigroup, Inc.	42,627	3,471,117
Citizens Financial Group, Inc.	10,363	492,968
East West Bancorp, Inc.	3,131	322,399
Fifth Third Bancorp	15,322	678,918
First Citizens BancShares, Inc., Class A	238	524,716
Huntington Bancshares, Inc.	32,565	560,118
JPMorgan Chase & Co.	63,443	16,958,314
KeyCorp	22,342	401,709
M&T Bank Corp.	3,756	755,858
PNC Financial Services Group, Inc. (The)	8,936	1,795,689
Regions Financial Corp.	20,641	508,594
Truist Financial Corp.	30,176	1,436,981
U.S. Bancorp	34,964	1,670,580
Wells Fargo & Co.	75,109	5,918,589
		42,461,135
Beverages — 1.1%
Brown-Forman Corp., Class A	1,094	36,452
Brown-Forman Corp., Class B, NVS	6,654	219,648
Coca-Cola Co. (The)	88,196	5,598,682
Constellation Brands, Inc., Class A	3,671	663,717
Keurig Dr. Pepper, Inc.	24,528	787,349
Monster Beverage Corp.(a)	15,946	776,730
PepsiCo, Inc.	31,037	4,676,965
		12,759,543
Biotechnology — 1.8%
AbbVie, Inc.	39,850	7,328,415
Alnylam Pharmaceuticals, Inc.(a)	2,907	788,698
Amgen, Inc.	12,089	3,450,442
Biogen, Inc.(a)	3,253	468,204
Security	Shares	Value
Biotechnology (continued)
BioMarin Pharmaceutical, Inc.(a)	4,285	$ 271,498
Exact Sciences Corp.(a)	4,142	232,159
Gilead Sciences, Inc.	28,099	2,731,223
Incyte Corp.(a)	3,707	274,911
Moderna, Inc.(a)	7,556	297,858
Natera, Inc.(a)	2,776	491,130
Neurocrine Biosciences, Inc.(a)	2,324	352,830
Regeneron Pharmaceuticals, Inc.(a)	2,385	1,605,057
Sarepta Therapeutics, Inc.(a)(b)	2,051	233,240
Summit Therapeutics, Inc.(a)(b)	2,543	54,674
United Therapeutics Corp.(a)	863	303,060
Vaxcyte, Inc.(a)	2,469	218,062
Vertex Pharmaceuticals, Inc.(a)	5,800	2,677,744
		21,779,205
Broadline Retail — 4.5%
Amazon.com, Inc.(a)	214,202	50,911,531
Coupang, Inc., Class A(a)	27,105	637,239
eBay, Inc.	10,810	729,459
MercadoLibre, Inc.(a)(b)	1,097	2,108,642
		54,386,871
Building Products — 0.6%
Advanced Drainage Systems, Inc.	1,614	195,149
Allegion PLC	1,996	264,929
Builders FirstSource, Inc.(a)	2,585	432,419
Carlisle Cos., Inc.	1,053	410,101
Carrier Global Corp.	18,856	1,232,805
Johnson Controls International PLC	14,981	1,168,518
Lennox International, Inc.(b)	722	427,727
Masco Corp.	4,967	393,784
Owens Corning	1,947	359,319
Trane Technologies PLC	5,097	1,848,937
		6,733,688
Capital Markets — 3.5%
Ameriprise Financial, Inc.	2,182	1,185,611
Ares Management Corp., Class A	4,158	824,199
Bank of New York Mellon Corp. (The)	16,366	1,406,330
BlackRock, Inc.(c)	3,130	3,366,315
Blackstone, Inc., Class A, NVS	16,289	2,884,945
Blue Owl Capital, Inc., Class A	11,210	291,572
Carlyle Group, Inc. (The)	5,005	281,081
Charles Schwab Corp. (The)	32,368	2,677,481
CME Group, Inc., Class A	8,140	1,925,273
Coinbase Global, Inc., Class A(a)	4,560	1,328,465
FactSet Research Systems, Inc.	852	404,197
Goldman Sachs Group, Inc. (The)	7,080	4,534,032
Interactive Brokers Group, Inc., Class A	2,382	517,942
Intercontinental Exchange, Inc.	12,888	2,059,889
Jefferies Financial Group, Inc.	3,666	281,879
KKR & Co., Inc., Class A	14,936	2,495,357
LPL Financial Holdings, Inc.	1,671	613,073
Moody’s Corp.	3,539	1,767,518
Morgan Stanley	28,058	3,884,069
Morningstar, Inc.	619	203,428
MSCI, Inc., Class A	1,792	1,069,412
Nasdaq, Inc.	8,727	718,581
Northern Trust Corp.	4,462	501,038
Raymond James Financial, Inc.	4,154	699,866
Robinhood Markets, Inc., Class A(a)	11,564	600,750
S&P Global, Inc.	7,002	3,650,913
State Street Corp.	6,598	670,489

Schedule of Investments (unaudited) (continued)
January 31, 2025
iShares® Morningstar U.S. Equity ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets (continued)
T Rowe Price Group, Inc.	4,969	$ 580,975
Tradeweb Markets, Inc., Class A	2,614	331,717
		41,756,397
Chemicals — 1.3%
Air Products & Chemicals, Inc.	5,030	1,686,358
Albemarle Corp.	2,623	220,830
Celanese Corp., Class A	2,433	172,840
CF Industries Holdings, Inc.	3,901	359,711
Corteva, Inc.	15,647	1,021,280
Dow, Inc.	15,717	613,749
DuPont de Nemours, Inc.	9,443	725,222
Eastman Chemical Co.	2,698	268,856
Ecolab, Inc.	5,740	1,436,091
International Flavors & Fragrances, Inc.	5,779	503,293
Linde PLC	10,721	4,782,853
LyondellBasell Industries NV, Class A	5,848	442,694
PPG Industries, Inc.	5,366	619,129
RPM International, Inc.	2,912	368,659
Sherwin-Williams Co. (The)	5,233	1,874,251
Westlake Corp.	812	92,787
		15,188,603
Commercial Services & Supplies — 0.6%
Cintas Corp.	7,785	1,561,437
Clean Harbors, Inc.(a)	1,155	269,115
Copart, Inc.(a)	19,691	1,140,700
Republic Services, Inc.	4,608	999,337
Rollins, Inc.	6,665	329,918
Tetra Tech, Inc.	5,969	219,659
Veralto Corp.	5,355	553,653
Waste Management, Inc.	8,272	1,821,991
		6,895,810
Communications Equipment — 0.9%
Arista Networks, Inc.(a)	23,200	2,673,336
Cisco Systems, Inc.	89,652	5,432,911
F5, Inc.(a)	1,322	392,978
Juniper Networks, Inc.	7,434	259,149
Motorola Solutions, Inc.	3,735	1,752,649
		10,511,023
Construction & Engineering — 0.2%
AECOM	3,116	328,551
Comfort Systems U.S.A., Inc.	814	355,514
EMCOR Group, Inc.	1,069	478,976
Quanta Services, Inc.(b)	3,275	1,007,423
		2,170,464
Construction Materials — 0.3%
CRH PLC	15,322	1,517,338
Martin Marietta Materials, Inc.	1,383	752,518
Vulcan Materials Co.	2,981	817,241
		3,087,097
Consumer Finance — 0.6%
American Express Co.	12,460	3,955,427
Capital One Financial Corp.	8,591	1,750,073
Discover Financial Services	5,661	1,138,371
Synchrony Financial	8,778	605,506
		7,449,377
Consumer Staples Distribution & Retail — 2.0%
Casey’s General Stores, Inc.	852	359,348
Costco Wholesale Corp.	9,991	9,789,981
Dollar General Corp.	4,961	352,529
Security	Shares	Value
Consumer Staples Distribution & Retail (continued)
Dollar Tree, Inc.(a)	4,644	$ 340,637
Kroger Co. (The)	15,151	933,908
Performance Food Group Co.(a)	3,516	317,530
Sprouts Farmers Market, Inc.(a)	2,260	357,848
Sysco Corp.	11,246	820,058
Target Corp.	10,440	1,439,781
U.S. Foods Holding Corp.(a)	5,180	367,417
Walmart, Inc.	97,734	9,593,570
		24,672,607
Containers & Packaging — 0.2%
Amcor PLC	32,372	314,656
Avery Dennison Corp.	1,800	334,314
Ball Corp.	6,728	374,749
International Paper Co.	11,740	653,096
Packaging Corp. of America	2,012	427,872
Smurfit WestRock PLC	11,263	597,953
		2,702,640
Distributors — 0.1%
Genuine Parts Co.	3,171	368,629
Pool Corp.	864	297,432
		666,061
Diversified Consumer Services — 0.0%
Service Corp. International	3,345	261,311
Diversified REITs — 0.0%
WP Carey, Inc.	4,938	276,084
Diversified Telecommunication Services — 0.6%
AT&T Inc.	161,488	3,832,110
Verizon Communications, Inc.	94,880	3,737,323
		7,569,433
Electric Utilities — 1.4%
Alliant Energy Corp.	5,800	341,504
American Electric Power Co., Inc.	12,062	1,186,418
Constellation Energy Corp.	7,045	2,113,359
Duke Energy Corp.	17,442	1,953,330
Edison International	8,612	465,048
Entergy Corp.	9,469	767,747
Evergy, Inc.	5,183	332,593
Eversource Energy	7,883	454,691
Exelon Corp.	22,551	902,040
FirstEnergy Corp.	11,475	456,705
NextEra Energy, Inc.	46,265	3,310,723
NRG Energy, Inc.	4,685	479,931
PG&E Corp.	49,387	772,907
PPL Corp.	16,877	567,067
Southern Co. (The)	24,606	2,065,674
Xcel Energy, Inc.	12,953	870,442
		17,040,179
Electrical Equipment — 0.9%
AMETEK, Inc.	5,192	958,235
Eaton Corp. PLC	8,914	2,909,886
Emerson Electric Co.	12,821	1,666,089
GE Vernova, Inc.	6,167	2,299,551
Hubbell, Inc.	1,226	518,610
nVent Electric PLC	3,730	242,786
Regal Rexnord Corp.	1,520	241,270
Rockwell Automation, Inc.	2,600	723,918
Vertiv Holdings Co., Class A	8,143	952,894
		10,513,239

Schedule of Investments (unaudited) (continued)
January 31, 2025
iShares® Morningstar U.S. Equity ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	27,171	$ 1,923,163
CDW Corp.	3,061	609,568
Coherent Corp.(a)	3,377	305,585
Corning, Inc.	17,527	912,806
Flex Ltd.(a)	8,733	363,729
Jabil, Inc.	2,494	405,051
Keysight Technologies, Inc.(a)	3,918	698,775
TE Connectivity PLC	6,763	1,000,721
Teledyne Technologies, Inc.(a)	1,050	536,897
Trimble, Inc.(a)	5,571	417,602
Zebra Technologies Corp., Class A(a)	1,144	448,379
		7,622,276
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class A	22,272	1,028,521
Halliburton Co.	19,860	516,757
Schlumberger NV	31,826	1,281,951
		2,827,229
Entertainment — 1.5%
Electronic Arts, Inc.	5,362	659,043
Liberty Media Corp. - Liberty Formula One, Class A(a)	565	49,731
Liberty Media Corp. - Liberty Formula One, Class C, NVS(a)	4,750	454,575
Live Nation Entertainment, Inc.(a)	3,361	486,270
Netflix, Inc.(a)	9,647	9,422,804
ROBLOX Corp., Class A(a)	12,318	875,440
Take-Two Interactive Software, Inc.(a)	3,704	687,129
Walt Disney Co. (The)	40,988	4,634,103
Warner Bros Discovery, Inc., Class A(a)	50,392	526,093
		17,795,188
Financial Services — 4.4%
Apollo Global Management, Inc.	8,996	1,538,136
Berkshire Hathaway, Inc., Class B(a)	40,641	19,047,217
Block, Inc., Class A(a)	12,517	1,136,794
Corpay, Inc.(a)	1,524	579,867
Equitable Holdings, Inc.	6,011	327,119
Fidelity National Information Services, Inc.	12,132	988,394
Fiserv, Inc.(a)	12,745	2,753,430
Global Payments, Inc.	5,722	645,728
Jack Henry & Associates, Inc.	1,647	286,726
Mastercard, Inc., Class A	18,364	10,199,917
PayPal Holdings, Inc.(a)	22,596	2,001,554
Toast, Inc., Class A(a)	9,234	377,855
Visa, Inc., Class A	39,098	13,363,696
		53,246,433
Food Products — 0.6%
Archer-Daniels-Midland Co.	10,789	552,721
Bunge Global SA	3,157	240,342
Conagra Brands, Inc.	10,754	278,421
General Mills, Inc.	12,460	749,344
Hershey Co. (The)	3,349	499,838
Hormel Foods Corp.	6,655	199,517
J M Smucker Co. (The)	2,364	252,688
Kellanova	6,023	492,260
Kraft Heinz Co. (The)	19,861	592,652
Lamb Weston Holdings, Inc.	3,251	194,865
McCormick & Co., Inc., NVS	5,734	442,837
Mondelez International, Inc., Class A	30,279	1,755,879
The Campbell’s Co.	4,457	172,798
Tyson Foods, Inc., Class A	6,343	358,316
		6,782,478
Security	Shares	Value
Gas Utilities — 0.0%
Atmos Energy Corp.	3,429	$ 488,667
Ground Transportation — 0.9%
CSX Corp.	43,499	1,429,812
JB Hunt Transport Services, Inc.	1,862	318,812
Norfolk Southern Corp.	5,082	1,297,434
Old Dominion Freight Line, Inc.	4,191	777,891
Saia, Inc.(a)	598	287,106
Uber Technologies, Inc.(a)	47,408	3,169,225
U-Haul Holding Co.(a)(b)	224	16,323
U-Haul Holding Co., NVS	2,221	143,787
Union Pacific Corp.	13,666	3,386,298
XPO, Inc.(a)	2,622	350,483
		11,177,171
Health Care Equipment & Supplies — 2.3%
Abbott Laboratories	39,151	5,008,588
Align Technology, Inc.(a)	1,683	368,762
Baxter International, Inc.	11,584	377,175
Becton Dickinson & Co.	6,568	1,626,237
Boston Scientific Corp.(a)	33,214	3,399,785
Cooper Cos., Inc. (The)(a)	4,428	427,524
Dexcom, Inc.(a)	8,957	777,736
Edwards Lifesciences Corp.(a)	13,614	986,334
GE HealthCare Technologies, Inc.	8,871	783,309
Hologic, Inc.(a)	5,248	378,591
IDEXX Laboratories, Inc.(a)	1,864	786,701
Insulet Corp.(a)	1,598	444,851
Intuitive Surgical, Inc.(a)	7,992	4,570,465
Medtronic PLC	28,938	2,628,149
ResMed, Inc.	3,295	778,213
Solventum Corp.(a)	3,131	231,882
STERIS PLC	2,250	496,463
Stryker Corp.	8,118	3,176,492
Zimmer Biomet Holdings, Inc.	4,486	491,127
		27,738,384
Health Care Providers & Services — 2.1%
Cardinal Health, Inc.	5,471	676,544
Cencora, Inc.	3,826	972,607
Centene Corp.(a)	11,358	727,253
Cigna Group (The)	6,287	1,849,698
CVS Health Corp.	28,306	1,598,723
DaVita, Inc.(a)	1,008	177,610
Elevance Health, Inc.	5,233	2,070,698
HCA Healthcare, Inc.	4,134	1,363,848
Humana, Inc.	2,694	789,962
Labcorp Holdings, Inc.	1,934	483,113
McKesson Corp.	2,864	1,703,364
Molina Healthcare, Inc.(a)	1,291	400,739
Quest Diagnostics, Inc.	2,530	412,643
Tenet Healthcare Corp.(a)	2,202	310,240
UnitedHealth Group, Inc.	20,752	11,257,752
Universal Health Services, Inc., Class B	1,345	253,613
		25,048,407
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.	3,500	340,725
Healthpeak Properties, Inc.	15,971	329,961
Ventas, Inc.	9,458	571,452
Welltower, Inc.	14,043	1,916,589
		3,158,727
Health Care Technology — 0.1%
Veeva Systems, Inc., Class A(a)(b)	3,355	782,587

Schedule of Investments (unaudited) (continued)
January 31, 2025
iShares® Morningstar U.S. Equity ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	15,795	$ 263,934
Hotels, Restaurants & Leisure — 2.1%
Airbnb, Inc., Class A(a)	9,595	1,258,576
Booking Holdings, Inc.	741	3,510,532
Carnival Corp.(a)	23,229	642,746
Cava Group, Inc.(a)	1,589	214,594
Chipotle Mexican Grill, Inc.(a)	30,520	1,780,842
Darden Restaurants, Inc.	2,698	526,758
Domino’s Pizza, Inc.	769	345,373
DoorDash, Inc., Class A(a)	8,036	1,517,438
DraftKings, Inc., Class A(a)(b)	10,872	456,080
Expedia Group, Inc.(a)(b)	2,861	489,088
Flutter Entertainment PLC(a)	3,593	959,223
Hilton Worldwide Holdings, Inc.	5,386	1,379,193
Las Vegas Sands Corp.	8,550	391,847
Marriott International, Inc., Class A	5,250	1,525,598
McDonald’s Corp.	16,166	4,667,124
Royal Caribbean Cruises Ltd.	5,565	1,483,629
Starbucks Corp.	25,621	2,758,869
Texas Roadhouse, Inc.	1,507	272,918
Yum! Brands, Inc.	6,352	828,936
		25,009,364
Household Durables — 0.3%
DR Horton, Inc.	6,742	956,690
Garmin Ltd.	3,464	747,704
Lennar Corp., Class A	5,322	698,459
Lennar Corp., Class B	198	24,907
NVR, Inc.(a)	69	553,117
PulteGroup, Inc.	4,612	524,753
Toll Brothers, Inc.	2,322	315,351
		3,820,981
Household Products — 1.0%
Church & Dwight Co., Inc.	5,598	590,701
Clorox Co. (The)	2,841	450,810
Colgate-Palmolive Co.	18,408	1,595,973
Kimberly-Clark Corp.	7,508	975,815
Procter & Gamble Co. (The)	53,126	8,818,385
		12,431,684
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	15,990	175,890
Vistra Corp.	7,621	1,280,557
		1,456,447
Industrial Conglomerates — 0.4%
3M Co.	12,282	1,869,320
Honeywell International, Inc.	14,697	3,288,013
		5,157,333
Industrial REITs — 0.2%
Lineage, Inc.(b)	1,589	95,340
Prologis, Inc.	20,851	2,486,482
		2,581,822
Insurance — 2.1%
Aflac, Inc.	11,444	1,228,857
Allstate Corp. (The)	5,964	1,147,056
American International Group, Inc.	14,039	1,034,113
Aon PLC, Class A	4,892	1,814,051
Arch Capital Group Ltd.	8,486	789,792
Arthur J. Gallagher & Co.	5,587	1,686,268
Brown & Brown, Inc.	5,503	575,944
Chubb Ltd.	8,470	2,302,824
Security	Shares	Value
Insurance (continued)
Cincinnati Financial Corp.	3,498	$ 479,401
Erie Indemnity Co., Class A, NVS	574	231,293
Everest Group Ltd.	997	346,467
Fidelity National Financial, Inc., Class A	4,936	287,127
Hartford Financial Services Group, Inc. (The)	6,502	725,298
Loews Corp.	4,251	363,248
Markel Group, Inc.(a)	288	526,689
Marsh & McLennan Cos., Inc.	11,164	2,421,248
MetLife, Inc.	13,109	1,134,060
Principal Financial Group, Inc.	5,249	432,780
Progressive Corp. (The)	13,188	3,250,051
Prudential Financial, Inc.	8,020	968,495
Reinsurance Group of America, Inc.	1,486	338,600
RenaissanceRe Holdings Ltd.	1,161	270,025
Travelers Cos., Inc. (The)	5,167	1,266,845
Unum Group	3,142	239,578
W. R. Berkley Corp.	6,895	405,633
Willis Towers Watson PLC	2,267	747,124
		25,012,867
Interactive Media & Services — 7.1%
Alphabet, Inc., Class A	131,814	26,892,692
Alphabet, Inc., Class C, NVS	116,349	23,921,354
Meta Platforms, Inc., Class A	49,181	33,894,562
Pinterest, Inc., Class A(a)	13,411	442,027
Reddit, Inc., Class A(a)(b)	2,374	473,732
Snap, Inc., Class A, NVS(a)(b)	24,366	275,092
		85,899,459
IT Services — 1.4%
Accenture PLC, Class A	14,079	5,419,711
Akamai Technologies, Inc.(a)	3,400	339,660
Cloudflare, Inc., Class A(a)	6,745	933,508
Cognizant Technology Solutions Corp., Class A	11,361	938,532
Gartner, Inc.(a)	1,717	932,039
GoDaddy, Inc., Class A(a)	3,022	642,628
International Business Machines Corp.	20,861	5,334,158
MongoDB, Inc., Class A(a)	1,621	443,052
Okta, Inc., Class A(a)	3,687	347,389
Snowflake, Inc., Class A(a)	7,347	1,333,554
Twilio, Inc., Class A(a)	3,295	482,981
VeriSign, Inc.(a)	1,878	403,770
		17,550,982
Life Sciences Tools & Services — 1.1%
Agilent Technologies, Inc.	6,430	974,274
Avantor, Inc.(a)	15,282	340,483
Bio-Techne Corp.	3,521	258,970
Danaher Corp.	14,527	3,235,744
Illumina, Inc.(a)	3,581	475,342
IQVIA Holdings, Inc.(a)	4,130	831,617
Mettler-Toledo International, Inc.(a)	476	649,473
Revvity, Inc.	2,784	351,146
Thermo Fisher Scientific, Inc.	8,614	5,149,018
Waters Corp.(a)	1,333	553,835
West Pharmaceutical Services, Inc.	1,657	565,948
		13,385,850
Machinery — 1.6%
Caterpillar, Inc.	10,888	4,044,239
CNH Industrial NV	20,469	263,641
Cummins, Inc.	3,050	1,086,562
Deere & Co.	5,669	2,701,619
Dover Corp.	3,110	633,445
Fortive Corp.	7,882	641,043

Schedule of Investments (unaudited) (continued)
January 31, 2025
iShares® Morningstar U.S. Equity ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery (continued)
Graco, Inc.	3,802	$ 320,014
IDEX Corp.	1,708	383,121
Illinois Tool Works, Inc.	6,642	1,721,341
Ingersoll Rand, Inc.	9,137	857,051
Nordson Corp.	1,158	255,015
Otis Worldwide Corp.	9,143	872,425
PACCAR, Inc.	11,559	1,281,662
Parker-Hannifin Corp.	2,896	2,047,617
Pentair PLC	3,792	393,155
Snap-on, Inc.	1,182	419,787
Stanley Black & Decker, Inc.	3,511	309,214
Westinghouse Air Brake Technologies Corp.	3,858	802,155
Xylem, Inc.	5,461	677,382
		19,710,488
Media — 0.5%
Charter Communications, Inc., Class A(a)	2,204	761,460
Comcast Corp., Class A	86,110	2,898,463
Fox Corp., Class A, NVS	5,233	267,825
Fox Corp., Class B	3,105	150,903
News Corp., Class A, NVS	8,594	241,663
News Corp., Class B	2,308	73,048
Omnicom Group, Inc.	4,415	383,178
Trade Desk, Inc. (The), Class A(a)	10,053	1,193,090
		5,969,630
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	32,281	1,157,274
Newmont Corp.	25,655	1,095,981
Nucor Corp.	5,409	694,678
Reliance, Inc.	1,274	368,823
Southern Copper Corp.	2,030	185,989
Steel Dynamics, Inc.	3,349	429,342
		3,932,087
Multi-Utilities — 0.6%
Ameren Corp.	6,015	566,613
CenterPoint Energy, Inc.	14,536	473,438
CMS Energy Corp.	6,802	448,932
Consolidated Edison, Inc.	7,819	732,953
Dominion Energy, Inc.	18,789	1,044,481
DTE Energy Co.	4,667	559,480
NiSource, Inc.	10,524	392,545
Public Service Enterprise Group, Inc.	11,230	938,154
Sempra	14,253	1,182,001
WEC Energy Group, Inc.	7,128	707,525
		7,046,122
Office REITs — 0.0%
BXP, Inc.	3,539	258,842
Oil, Gas & Consumable Fuels — 2.9%
Cheniere Energy, Inc.	5,056	1,130,774
Chevron Corp.	37,527	5,598,653
ConocoPhillips	29,513	2,916,770
Coterra Energy, Inc.	16,857	467,276
Devon Energy Corp.	14,791	504,373
Diamondback Energy, Inc.	4,277	702,968
EOG Resources, Inc.	12,661	1,592,627
EQT Corp.	12,727	650,604
Expand Energy Corp.	4,530	460,248
Exxon Mobil Corp.	99,046	10,581,084
Hess Corp.	6,311	877,418
Kinder Morgan, Inc.	44,516	1,223,300
Marathon Petroleum Corp.	7,244	1,055,523
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp.	15,161	$ 707,261
ONEOK, Inc.	13,072	1,270,206
Phillips 66	9,300	1,096,191
Targa Resources Corp.	4,879	960,187
Texas Pacific Land Corp.(b)	433	561,675
Valero Energy Corp.	7,238	962,654
Williams Cos., Inc. (The)	27,287	1,512,519
		34,832,311
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	14,533	977,635
Southwest Airlines Co.	13,586	417,226
United Airlines Holdings, Inc.(a)	7,323	775,066
		2,169,927
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	5,254	438,341
Kenvue, Inc.	39,268	836,016
		1,274,357
Pharmaceuticals — 3.1%
Bristol-Myers Squibb Co.	45,855	2,703,152
Eli Lilly & Co.	18,062	14,649,727
Johnson & Johnson	54,336	8,267,222
Merck & Co., Inc.	57,196	5,652,109
Pfizer, Inc.	127,848	3,390,529
Royalty Pharma PLC, Class A	9,039	285,452
Viatris, Inc.	27,520	310,426
Zoetis, Inc., Class A	10,180	1,739,762
		36,998,379
Professional Services — 0.7%
Automatic Data Processing, Inc.	9,198	2,787,086
Booz Allen Hamilton Holding Corp., Class A	2,892	373,068
Broadridge Financial Solutions, Inc.	2,638	628,424
Equifax, Inc.	2,754	756,744
Jacobs Solutions, Inc.	2,867	401,753
Leidos Holdings, Inc.	3,011	427,652
Paychex, Inc.	7,320	1,080,944
Paycom Software, Inc.	1,174	243,675
SS&C Technologies Holdings, Inc.	4,951	400,784
TransUnion	4,362	432,929
Verisk Analytics, Inc.	3,214	923,832
		8,456,891
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A(a)	6,842	990,311
CoStar Group, Inc.(a)	9,197	704,490
Jones Lang LaSalle, Inc.(a)	1,066	301,465
Zillow Group, Inc., Class A(a)	1,225	97,020
Zillow Group, Inc., Class C, NVS(a)(b)	3,639	299,199
		2,392,485
Residential REITs — 0.3%
American Homes 4 Rent, Class A	7,169	248,262
AvalonBay Communities, Inc.	3,190	706,617
Camden Property Trust	2,387	271,426
Equity LifeStyle Properties, Inc.	4,068	266,251
Equity Residential	7,755	547,736
Essex Property Trust, Inc.	1,447	411,773
Invitation Homes, Inc.	12,927	402,676
Mid-America Apartment Communities, Inc.	2,670	407,388
Sun Communities, Inc.	2,811	355,591
UDR, Inc.	6,739	281,286
		3,899,006

Schedule of Investments (unaudited) (continued)
January 31, 2025
iShares® Morningstar U.S. Equity ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Retail REITs — 0.2%
Kimco Realty Corp.	15,194	$ 341,105
Realty Income Corp.	19,649	1,073,621
Regency Centers Corp.	3,801	273,064
Simon Property Group, Inc.	6,923	1,203,633
		2,891,423
Semiconductors & Semiconductor Equipment — 10.0%
Advanced Micro Devices, Inc.(a)	36,540	4,236,813
Analog Devices, Inc.	11,211	2,375,499
Applied Materials, Inc.	18,582	3,351,264
Astera Labs, Inc.(a)	567	57,505
Broadcom, Inc.	103,359	22,870,246
Enphase Energy, Inc.(a)(b)	3,081	191,885
Entegris, Inc.	3,395	344,728
First Solar, Inc.(a)(b)	2,305	386,134
Intel Corp.	97,294	1,890,422
KLA Corp.	3,014	2,225,055
Lam Research Corp.	29,001	2,350,531
Marvell Technology, Inc.	19,406	2,190,161
Microchip Technology, Inc.	12,039	653,718
Micron Technology, Inc.	24,984	2,279,540
Monolithic Power Systems, Inc.	1,052	670,513
NVIDIA Corp.	532,978	63,994,668
NXP Semiconductors NV	5,772	1,203,751
ON Semiconductor Corp.(a)	9,708	508,117
QUALCOMM, Inc.	25,192	4,356,453
Skyworks Solutions, Inc.	3,634	322,554
Teradyne, Inc.	3,667	424,602
Texas Instruments, Inc.	20,591	3,801,304
		120,685,463
Software — 10.4%
Adobe, Inc.(a)	9,934	4,345,628
ANSYS, Inc.(a)	1,975	692,237
AppLovin Corp., Class A(a)	4,659	1,721,920
Aspen Technology, Inc.(a)	633	166,827
Atlassian Corp., Class A(a)	3,548	1,088,455
Autodesk, Inc.(a)	4,804	1,495,677
Bentley Systems, Inc., Class B	3,001	139,697
Cadence Design Systems, Inc.(a)	6,178	1,838,696
Crowdstrike Holdings, Inc., Class A(a)	5,188	2,065,187
Datadog, Inc., Class A(a)	6,653	949,450
DocuSign, Inc.(a)	4,594	444,378
Dynatrace, Inc.(a)	6,251	360,995
Fair Isaac Corp.(a)	556	1,041,699
Fortinet, Inc.(a)	14,736	1,486,568
Gen Digital, Inc.	12,942	348,269
Guidewire Software, Inc.(a)	1,878	396,765
HubSpot, Inc.(a)	1,150	896,459
Intuit, Inc.	6,305	3,792,521
Manhattan Associates, Inc.(a)	1,376	287,020
Microsoft Corp.	167,728	69,617,184
MicroStrategy, Inc., Class A(a)(b)	3,930	1,315,725
Nutanix, Inc., Class A(a)	5,507	378,689
Oracle Corp.	36,262	6,166,716
Palantir Technologies, Inc., Class A(a)	44,955	3,708,338
Palo Alto Networks, Inc.(a)(b)	14,756	2,721,301
PTC, Inc.(a)	2,699	522,203
Roper Technologies, Inc.	2,410	1,387,316
Salesforce, Inc.	20,879	7,134,354
ServiceNow, Inc.(a)	4,647	4,732,412
Synopsys, Inc.(a)	3,459	1,817,635
Tyler Technologies, Inc.(a)	954	573,965
Workday, Inc., Class A(a)	4,763	1,248,192
Security	Shares	Value
Software (continued)
Zoom Communications, Inc., Class A(a)	5,463	$ 474,953
Zscaler, Inc.(a)	2,113	428,073
		125,785,504
Specialized REITs — 0.9%
American Tower Corp.	10,512	1,944,194
Crown Castle, Inc.	9,754	870,837
Digital Realty Trust, Inc.	7,482	1,226,001
Equinix, Inc.	2,172	1,984,469
Extra Space Storage, Inc.	4,743	730,422
Gaming & Leisure Properties, Inc.	5,867	283,904
Iron Mountain, Inc.	6,626	673,003
Millrose Properties, Inc., Class A(a)	2,779	30,736
Public Storage	3,579	1,068,260
SBA Communications Corp.	2,423	478,688
VICI Properties, Inc.	23,435	697,660
Weyerhaeuser Co.	16,418	502,719
		10,490,893
Specialty Retail — 2.0%
AutoZone, Inc.(a)	383	1,283,130
Best Buy Co., Inc.	4,408	378,471
Burlington Stores, Inc.(a)	1,436	407,724
CarMax, Inc.(a)	3,545	303,594
Carvana Co., Class A(a)	2,684	664,236
Dick’s Sporting Goods, Inc.	1,327	318,546
Floor & Decor Holdings, Inc., Class A(a)(b)	2,374	237,637
Home Depot, Inc. (The)	22,373	9,217,229
Lowe’s Cos., Inc.	12,800	3,328,512
O’Reilly Automotive, Inc.(a)	1,300	1,682,746
Ross Stores, Inc.	7,342	1,105,412
TJX Cos., Inc. (The)	25,418	3,171,912
Tractor Supply Co.	12,150	660,474
Ulta Beauty, Inc.(a)	1,087	448,007
Williams-Sonoma, Inc.	2,723	575,561
		23,783,191
Technology Hardware, Storage & Peripherals — 7.0%
Apple Inc.	340,656	80,394,816
Dell Technologies, Inc., Class C	7,023	727,583
Hewlett Packard Enterprise Co.	29,466	624,385
HP, Inc.	21,691	704,957
NetApp, Inc.	4,688	572,405
Pure Storage, Inc., Class A(a)	6,927	469,581
Seagate Technology Holdings PLC	4,558	439,209
Super Micro Computer, Inc.(a)(b)	11,297	322,190
Western Digital Corp.(a)	7,766	505,800
		84,760,926
Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp.(a)	3,468	615,085
Lululemon Athletica, Inc.(a)	2,425	1,004,435
NIKE, Inc., Class B	26,479	2,036,235
		3,655,755
Tobacco — 0.5%
Altria Group, Inc.	38,236	1,997,066
Philip Morris International, Inc.	35,006	4,557,781
		6,554,847
Trading Companies & Distributors — 0.4%
Fastenal Co.	12,945	948,092
Ferguson Enterprises, Inc.	4,519	818,481
FTAI Aviation Ltd.	2,231	224,282
United Rentals, Inc.	1,479	1,121,171

Schedule of Investments (unaudited) (continued)
January 31, 2025
iShares® Morningstar U.S. Equity ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Trading Companies & Distributors (continued)
Watsco, Inc.	777	$ 371,864
WW Grainger, Inc.	1,010	1,073,297
		4,557,187
Water Utilities — 0.0%
American Water Works Co., Inc.	4,402	548,665
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	10,934	2,547,294
Total Long-Term Investments — 99.8% (Cost: $804,664,658)		1,205,910,941
Short-Term Securities
Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(c)(d)(e)	8,650,840	8,655,166
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(c)(d)	2,343,514	2,343,514
Total Short-Term Securities — 0.9% (Cost: $10,997,835)		10,998,680
Total Investments — 100.7% (Cost: $815,662,493)		1,216,909,621
Liabilities in Excess of Other Assets — (0.7)%		(8,129,776)
Net Assets — 100.0%		$ 1,208,779,845

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 3,718,202	$ 4,941,561 (a)	$ —	$ (4,362)	$ (235)	$ 8,655,166	8,650,840	$ 21,429 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	1,089,252	1,254,262 (a)	—	—	—	2,343,514	2,343,514	76,546	—
BlackRock, Inc.	2,088,089	684,095	(394,092)	88,488	899,735	3,366,315	3,130	47,552	—
				$ 84,126	$ 899,500	$ 14,364,995		$ 145,527	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)
January 31, 2025
iShares® Morningstar U.S. Equity ETF
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	9	03/21/25	$ 2,730	$ (283)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 1,205,880,205	$ 30,736	$ —	$ 1,205,910,941
Short-Term Securities
Money Market Funds	10,998,680	—	—	10,998,680
	$ 1,216,878,885	$ 30,736	$ —	$ 1,216,909,621
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (283)	$ —	$ —	$ (283)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust